Revenue and segment reporting - Schedule of contract liabilities from contract with customers (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Current liabilities
Contract liabilities	¥ 444,865	¥ 295,979
Non-current liabilities
Contract liabilities	¥ 132	¥ 3,159